GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 9. GOODWILL AND INTANGIBLE ASSETS, NET

Intangibles assets and goodwill net are as follows:

	December 31, 2021	December 31, 2020
In millions of COP
Intangible assets	485,626	495,606
Goodwill(1)	8,143,146	7,011,715
Total	8,628,772	7,507,321
(1)	Includes the goodwill recognized for the acquisition of Vlipco S.A.S. See Note 9.3 Business combination.

9.1. Intangible assets

The following table sets forth the Bank’s intangible assets as of December 31, 2021 and 2020, including the reconciliation of initial and final balances of the cost and accrued amortization:

As of December 31, 2021

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2021	20,293	823,318	395,726	1,239,337
Acquisitions	-	144,514	-	144,514
Acquisitions through business combination(1)	-	13,196	-	13,196
Write off	-	(49,805)	-	(49,805)
Foreign currency translation adjustment	3,244	66,386	63,254	132,884
Balance at December 31, 2021	23,537	997,609	458,980	1,480,126
(1)	See Note 9.3 Business combination.

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2021	14,495	398,521	330,715	743,731
Write off	-	(49,805)	-	(49,805)
Amortization expense(1)	3,165	131,288	63,716	198,169
Foreign currency translation adjustment	2,514	43,051	56,840	102,405
Balance at December 31, 2021	20,174	523,055	451,271	994,500

Intangible assets at December 31, 2021, net	3,363	474,554	7,709	485,626
(1)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2020

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2020	19,375	768,923	377,815	1,166,113
Acquisitions	-	106,404	-	106,404
Write off	-	(68,484)	-	(68,484)
Foreign currency translation adjustment	918	16,475	17,911	35,304
Balance at December 31, 2020	20,293	823,318	395,726	1,239,337

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2020	11,071	342,229	273,855	627,155
Write off	-	(68,484)	-	(68,484)
Amortization expense(1)	3,118	113,452	47,184	163,754
Foreign currency translation adjustment	306	11,324	9,676	21,306
Balance at December 31, 2020	14,495	398,521	330,715	743,731

Intangible assets at December 31, 2020, net	5,798	424,797	65,011	495,606
(1)	Licenses, software and computer applications includes cancellations of Core Factoring and Sede 30 projects amounted to COP 6,879 and COP 2,716, respectively. See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2021 and 2020, the assessment made by the Bank indicates there is no evidence of impairment of intangible assets.

As of December 31, 2021 and 2020, the Bank does not have intangible assets with restricted ownership, intangible assets pledged as collateral or contractual agreements for the acquisition of this class of assets.

Research and development costs related to software development

During the period ending at December 31, 2021, 2020 and 2019, the Bank incurred costs that are directly related to software development in the amounts of COP 11,882, COP 18,736 and COP 85,532, respectively. These costs were the result of the analysis design and implementation of the transformation projects, the most representative of which are: Implementation of the New GAP Application (ALM), Core Banking Renewal - Collections, Connected and SAP BPC (automation of the disclosure process). The expenses were recorded mainly as fees in the line ‘Other administrative and general expenses’ of the Consolidated statement of Income.

Intangibles which did not meet the criteria to be recognized as assets

During the period ended December 31, 2021, 2020 and 2019, the Bank recognized in the statement of income the amount of COP 10,046, COP 86,168 and 48,584, respectively, related to expenditures which were not recognized as intangible assets. These expenses were not recorded as assets due to the lack of characterists to be reliably identifiable, and those assets do not support critical processes to be recognized as intangible assets.

9.2   Goodwill

The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2021	December 31, 2020
In millions of COP
Balance at beginning of the year, net	7,011,715	6,694,354
Acquisitions(1)	10,660	-
Effect of change in foreign exchange rate(2)	1,120,771	317,361
Balance at end of the year, net	8,143,146	7,011,715
(1)	Corresponds to the goodwill recognized for the acquisition of Vlipco S.A.S. See Note 9.3 Business combination
(2)	The conversion rate from US dollars to Colombian pesos at the end of December 31, 2021 is COP 3,981.16 (in pesos) and 2020 is COP 3,432.50 (in pesos). See Note 2.D.3. Foreign subsidiaries

The Bank tests goodwill recognized as a result of business combinations for impairment at least annually using a process that begins with an estimation of the recoverable amount of a group of cash-generation units equal to the operating segment. Recoverable amount is determined by management by reference to market value, if available, by pricing models, or with the assistance of a valuation specialist. Determination of recoverable amount requires management to make assumptions and use estimates to forecast cash flow for periods that are beyond the normal requirements of management reporting; the assessment of the appropriate discount rate; estimation of the recoverable amount of cash-generation units; and the valuation of the separable assets of each business whose goodwill is being reviewed.

The key assumptions used by management in determining the recoverable amount are:

				Discount Rate	Growth rate
Operating segment	Goodwill 2021	Valuation Methodology	Key Assumptions	(real)	(real)
In millions of COP
Banking Panama	6,080,314	Discounted Cash flow	5 years plan	8.80% and 8.70%	5.40%
Banking El Salvador	1,122,986	Discounted Cash flow	5 years plan	14.90%	4.10%
Banking Guatemala	929,186	Discounted Cash flow	5 years plan	10.10%	5.10%
Others Segments(1)	10,660	Does not apply	Does not apply	Does not apply	Does not apply
(1)	Corresponds to the goodwill recognized for the acquisition of Vlipco S.A.S. See Note 9.3 Business combination.

In 2021 and 2020, the Bank tested the aforementioned goodwill for impairment purposes at the following operating segment levels: Banking Panama, Banking El Salvador and Banking Guatemala. Each operating segment represents a group of cash generating units. Evaluating the goodwill impairment at an operating segment level ensures the alignment with the approach used by the CODM to make decisions about resources to be allocated to the segments and assess its performance.

Sensitivity analysis:

In order to assess the impact of changes in certain significant inputs such as the discount rate and the growth rate in the operating segments’ recoverable amount, the Bank undertook a sensitivity analysis of these inputs through alternative scenarios.

The tables below present the estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis:

As of December 31, 2021

Banking Panama

	Discount rate
	9.30%	8.80%	8.30%
Growth rate	9.20%	8.70%	8.20%
5.40%	10,929,065	12,664,169	15,019,623

	Growth rate
Discount rate	4.90%	5.40%	5.90%
8.80% and 8.70%	11,550,846	12,664,169	14,175,111

Banking El Salvador

	Discount rate
Growth rate	15.90%	14.90%	13.90%
4.10%	4,611,843	5,041,507	5,559,874

	Growth rate
Discount rate	3.60%	4.10%	4.60%
14.90%	4,948,901	5,041,507	5,143,103

Banking Guatemala

	Discount rate
Growth rate	10.60%	10.10%	9.60%
5.10%	5,514,165	6,156,028	6,942,610

	Growth rate
Discount rate	4.60%	5.10%	5.60%
10.10%	5,807,354	6,156,028	6,582,183

As of December 31, 2020

Banking Panama

	Discount rate
Growth rate	9.10%	8.60%	8.10%
5.80%	10,825,415	12,875,675	15,818,601

	Growth rate
Discount rate	5.30%	5.80%	6.30%
8.60%	11,445,342	12,875,675	14,927,894

Banking El Salvador

	Discount rate
Growth rate	15.00%	14.50%	14.00%
3.70%	2,767,605	2,910,600	3,067,742

	Growth rate
Discount rate	3.20%	3.70%	4.20%
14.50%	2,860,861	2,910,600	2,965,172

Banking Guatemala

	Discount rate
Growth rate	11.30%	10.80%	10.30%
5.10%	3,183,867	3,511,578	3,903,315

	Growth rate
Discount rate	4.60%	5.10%	5.60%
10.80%	3,347,817	3,511,578	3,706,836

The Bank considers goodwill as an asset with indefinite useful life.

9.3 Intangible assets

On November 10, 2021, Bancolombia S.A., entered into a stock purchase agreement, pursuant to which Bancolombia agreed to purchase an additional 47.37% stake in the capital stock of the Colombian company Vlipco S.A.S. Vlipco provides technology services to financial companies and qualifies as a business as defined in IFRS 3.

At the acquisition date, the Bank owned 91,838 shares of Vlipco that represented 47.40% of the total capital stock of the company, classified as an investment in joint venture.

The transaction was completed on November 30, 2021, upon receipt of required regulatory approvals from the Superintendencia of Industry and Commerce, and as a result Bancolombia obtained control of Vlipco. The consideration paid by Bancolombia was COP 9,474, in cash.

The acquisition of Vlipco in stages is being accounted for under the acquisition method in accordance with IFRS 3. Accordingly, the Bank has remeasured its previously held equity interest in Vlipco at its acquisition-date fair value and recognized the resulting gain or loss and equity method adjustment.

The purchase price was preliminarily allocated to the acquired assets and liabilities based on their estimated fair values at the acquisition date as summarized in the following table. The goodwill of COP 10,660 is calculated as the purchase premium after adjusting for the fair value of net assets acquired, and reflects the value expected from the synergies from combining Vlipco’s technology services with the Bank’s financial services, as well as the opportunity to increase its national and international operations in the payments gateway market, that do not qualify for a separate recognition as intangible assets. The goodwill has been allocated to the segment Other Segments. None of the goodwill is expected to be deductible for income tax purposes.

The Bank has elected to measure the non-controlling interests of 5.23% in the acquiree at fair value, the amount at the acquisition date was COP 1,047.

For this acquisition, the estimated fair value of assets acquired and liabilities assumed are based on the information available at November 30, 2021. The Bank believes that this information provides a reasonable basis for determining fair values.

In millions of COP
Vlipco Purchase Price Allocation
Pruchase price on November 30, 2021	9,474
Fair value of previously held invesment	9,479
Non-controlling interest at fair value	1,047
TOTAL	20,000

Book value of net assets acquired
ASSETS
Cash and cash equivalents	296
Accounts receivable	241
Taxes receivable	433
Premises and equipment, net	22
Other assets	32
Total Assets	1,024

LIABILITIES
Short-term borrowings	37
Accounts payable	45
Taxes liabilities	78
Employee benefit plans	106
Total Liabilities	266
Net Assets at book value	758

Vlipco intangibles assets recognized at the acquisition date:
Software(1)	13,196
Deferred tax	(4,614)
Fair value of net assets acquired	9,340

Goodwill	10,660
(1)	The fair value of the intangible assets includes a software development that supports the operation of the Wompi payment gateway, with a fair value of COP 13,196.

Acquisition-related cost

In connection with the acquisition of Vlipco, the Bank incurred costs which are recorded in the ‘Other administrative and general expenses’ line item of the Consolidated Statement of Income.

Previously held interest

Prior to control being obtained, the Bank accounted for its investment in Vlipco using the equity method, due to the fact that the Bank had joint control of Vlipco and, accordingly, it was classified as a joint venture. The previous shareholding was 47.40%.

Date and nature of investment	Share in equity
Investment recorded as an joint venture(1)	47.40%
November 2021 – acquisition of 47.37%, control obtained	47.37%
Total at December 31, 2021	94.77%
(1)	Investment made since July 2019, the participation percentage was 48.91% at initial recognition.

At the date of obtaining control (the acquisition date), the Bank remeasured the previously held equity interest to fair value and recognized revenue amounting to COP 5,197 in the Consolidated Statement of Income as ‘Dividends and net income on equity investments’ (See Note 25.5. Dividends and net income on equity investments).